SIGNIFICANT ACCOUNTING POLICIES: Income Tax policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Income Tax policy

Income Tax

The Company is a British Virgin Island corporation. The Government of British Virgin Islands does not, under existing legislation, impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax upon the Company or its security holders. The British Virgin Islands is not party to any double taxation treaties.